Industry Segments, Major Customers, Related Party Transactions and Geographic Information - Summary of Net Sales and Operating Income (Loss), Depreciation and Amortization by Reportable Segment (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member]	Dec. 31, 2011 Successor [Member] Wireless [Member]	Dec. 31, 2012 Successor [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Enterprise [Member]	Dec. 31, 2011 Successor [Member] Enterprise [Member]	Dec. 31, 2012 Successor [Member] Enterprise [Member]	Dec. 31, 2013 Successor [Member] Broadband [Member]	Dec. 31, 2011 Successor [Member] Broadband [Member]	Dec. 31, 2012 Successor [Member] Broadband [Member]
Segment Reporting Information [Line Items]
Restructuring charges							$ 22,104	$ 18,715	$ 22,993	$ 24,306	$ 13,241	$ 21,859	$ 5,094	$ 1,212	$ 311	$ (7,296)	$ 4,262	$ 823
Asset impairment charges	$ 3,727	$ 7,320	$ 28,848	$ 5,634	$ 2,636	$ 38,271	$ 45,529	$ 126,057	$ 40,907	$ 9,400	$ 126,100	$ 40,900				$ 36,200